JPMorgan Mid Cap Equity Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	9.92%	9.63%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.43%	9.81%	9.46%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.19%	10.53%	10.19%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.29%	10.64%	10.29%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.09%	9.20%	8.64%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.37%	8.22%	7.96%